Segment Reporting	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting

13	Segment Reporting

The Company allocates capital and assesses performance from the perspective of the Company’s lines of business. The Company has two primary lines of business: (1) telemedicine and other services and (2) sale of medicine and medical devices. The primary focus of the Company’s internal reporting and allocation of resources by the chief operating decision maker (or CODM) is on the two lines of business and its segments are presented accordingly on this basis. The CODM are the co-chief executive officers of the Company. The CODM uses loss from operations to assess the performance of each segment and to make decisions about allocating resources. The CODM does not assess the performance of each segment by geographic regions. Majority of the business units of the Group are operating in Singapore.  The Group allocates revenue based on the location of the customer. The geographic revenue are generated majority from Singapore and less than 1% of the Group’ revenue generated from Malaysia.

The accounting policies applied to the reportable segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as total consolidated assets.

The following tables present summary information by segment for the years ended June 30, 2026, 2025 and 2024, respectively:

	Years Ended June 30, 2026
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	7,027,837	236,965	7,264,802
Revenue – Related parties	39,889	436,496	476,385
Less: Cost of revenue – Third parties	(5,091,398)	(619,470)	(5,710,868)
Less: Cost of revenue – Related parties	(387,535)	-	(387,535)
Gross profit	1,588,793	53,991	1,642,784

Less: Salaries and benefits	(852,332)	(137,996)	(990,328)
Depreciation and amortization	(278,345)	(13,939)	(292,284)
Selling, general and administrative expenses	(1,796,881)	(224,505)	(2,021,386)
Share based compensation	(1,536,095)	(7,360)	(1,543,455)
Other segment items, net	14,952	2,337	17,289
Segment profit/loss before income tax	(2,859,909)	(327,471)	(3,187,380)

	Years Ended June 30, 2025
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	6,878,650	275,844	7,154,494
Revenue – Related parties	55,200	437,045	492,245
Less: Cost of revenue – Third parties	(5,167,312)	(736,068)	(5,903,380)
Less: Cost of revenue – Related parties	(463,241)	-	(463,241)
Gross profit	1,303,297	(23,179)	1,280,118
Less: Salaries and benefits	(1,315,932)	(253,837)	(1,569,769)
Depreciation and amortisation	(114,098)	(57,920)	(172,018)
Selling, general and administrative expenses	(2,601,275)	(68,120)	(2,669,395)
Share based compensation	(414,051)	-	(414,051)
Other segment items, net	153,788	7,521	161,309
Segment profit/loss before income tax	(2,988,271)	(395,535)	(3,383,806)

	Years Ended June 30, 2024
	Telemedicine and other services	Sale of medicine and medical devices	Consolidated totals
	US $	US$	US$

Revenue – Third parties	12,813,694	731,297	13,544,991
Revenue – Related parties	43,994	379,550	423,544
Less: Cost of revenue – Third parties	(10,369,234)	(934,394)	(11,303,628)
Less: Cost of revenue – Related parties	(126,534)	-	(126,534)
Gross profit	2,361,920	176,453	2,538,373
Less: Salaries and benefits	(3,797,677)	(248,015)	(4,045,692)
Depreciation and amortisation	(112,783)	(36,295)	(149,078)
Selling, general and administrative expenses	(4,843,898)	(83,686)	(4,927,584)
Share based compensation	(9,119,764)	-	(9,119,764)
Other segment items, net	79,094	2,665	81,759
Segment profit/loss before income tax	(15,433,108)	(188,878)	(15,621,986)